Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	Managed Account Series
Prospectus Date		rr_ProspectusDate	Aug. 28, 2015
Mid Cap Value Opportunities
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Overview Key Facts About Mid Cap Value Opportunities Portfolio
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the Mid Cap Value Opportunities Portfolio (the “Fund”) is to seek capital appreciation and,
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	secondarily, income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	83.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock	In seeking to meet its objective, the Mid Cap Value Opportunities Portfolio normally invests at least 80% of its assets in equity securities of mid cap companies. Mid cap companies are companies that at the time of purchase have market capitalizations in the range of companies included in the Standard & Poor's (S&P) MidCap 400® Value Index (generally between $0.7 billion and $11.6 billion as of August 11, 2015). This definition of mid-capitalization companies may be changed in response to changes in the market. The Fund purchases securities that Fund management believes have long term potential to grow in size or become more profitable or that the stock market may value more highly in the future. Fund management places particular emphasis on stocks trading at the low end of one or more valuation measures, such as price/book value, or price/sales, price/earnings or price/cash flow ratios. Such companies also may have particular qualities that affect the outlook for such companies, including an attractive market niche. The Fund purchases primarily common stock of U.S. companies in trying to meet its investment objective. The Fund may also invest up to 30% of its total assets in securities issued by foreign companies. The Fund may invest in securities denominated in currencies other than the U.S. dollar.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.

  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund's investments.

  Investment Style Risk — Because different kinds of stocks go in and out of favor depending on market conditions, the Fund's performance may be better or worse than other funds with different investment styles (e.g., growth vs. value, large cap vs. small cap).

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Risk Lose Money [Text]		rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P MidCap 400® Value Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]		rr_BarChartHeading	ANNUAL TOTAL RETURNS Mid Cap Value Opportunities Portfolio As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 19.17% (quarter ended September 30, 2009) and the lowest return for a quarter was -24.72% (quarter ended December 31, 2008). The year-to-date return as of June 30, 2015 was 1.44%.
Performance Table Heading		rr_PerformanceTableHeading	As of 12/31/14 Average Annual Total Returns
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Mid Cap Value Opportunities | Mid Cap Value Opportunities Portfolio
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	[1]	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.81%
Fee Waivers and/or Expense Reimbursements	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2]	rr_NetExpensesOverAssets	none
1 Year		rr_ExpenseExampleYear01	none
3 Years		rr_ExpenseExampleYear03	none
5 Years		rr_ExpenseExampleYear05	none
10 Years		rr_ExpenseExampleYear10	none
2006		rr_AnnualReturn2006	14.30%
2007		rr_AnnualReturn2007	4.69%
2008		rr_AnnualReturn2008	(35.28%)
2009		rr_AnnualReturn2009	37.86%
2010		rr_AnnualReturn2010	27.50%
2011		rr_AnnualReturn2011	0.79%
2012		rr_AnnualReturn2012	14.49%
2013		rr_AnnualReturn2013	34.99%
2014		rr_AnnualReturn2014	7.77%
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.44%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	19.17%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.72%)
1 Year		rr_AverageAnnualReturnYear01	7.77%
5 Years		rr_AverageAnnualReturnYear05	16.44%
Since Inception		rr_AverageAnnualReturnSinceInception	9.75%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 2005
Mid Cap Value Opportunities | Return After Taxes on Distributions | Mid Cap Value Opportunities Portfolio
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.18%
5 Years		rr_AverageAnnualReturnYear05	14.54%
Since Inception		rr_AverageAnnualReturnSinceInception	7.91%
Mid Cap Value Opportunities | Return After Taxes on Distributions and Sale of Fund Shares | Mid Cap Value Opportunities Portfolio
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.13%
5 Years		rr_AverageAnnualReturnYear05	12.89%
Since Inception		rr_AverageAnnualReturnSinceInception	7.29%
Mid Cap Value Opportunities | S&P MidCap 400® Value Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	12.10%
5 Years		rr_AverageAnnualReturnYear05	16.40%
Since Inception		rr_AverageAnnualReturnSinceInception	8.77%

[1]	The Fund is an investment option for certain "wrap-fee" or other separately managed account program clients for which BlackRock Investment Management, LLC or certain of its affiliates (individually or collectively referred to as "BIM LLC") receives compensation pursuant to an investment management agreement. Wrap-fee program participants pay a "wrap" fee to the sponsor of the program which typically covers investment advice and transaction costs on trades executed with the sponsor or a designated broker-dealer. You should read carefully the wrap-fee or other program brochure provided to you by your program sponsor or investment adviser. The brochure is required to include information about the fees charged to you and, in the case of a wrap-fee program, the fees paid by the sponsor to BIM LLC. You pay no additional fees or expenses to purchase or redeem shares of the Fund.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus on page 27, BlackRock has contractually agreed to waive all fees and pay or reimburse all expenses of the Fund, except extraordinary expenses. Extraordinary expenses may include Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.